Deferred Revenue (Narrative) (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accruals And Deferred Income Including Contract Liabilities Abstract
Deferred revenue	$ 6,514,712	$ 125,005	$ 426,157